Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation	$ (202,971,892)	$ (145,873,065)	$ (155,826,620)
Amortization	(12,215,408)	(6,811,041)	(5,833,990)
Subtotal	(215,187,300)	(152,684,106)	(161,660,610)
Impairment (Losses) Reversals	(5,562,897)	(7,937,817)	(35,926,710)
Total	$ (220,750,197)	$ (160,621,923)	$ (197,587,320)